CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Common Stock Class A Ordinary Shares	Common Stock Common Class B	Additional paidin capital	Treasury stock	Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interests	Total
Balance, beginning of the year at Dec. 31, 2021	¥ 628	¥ 66	¥ 2,049,448	¥ (13,598)	¥ (1,728,152)	¥ (8,987)	¥ 7,860	¥ 307,265
Balance, beginning of the year (in shares) at Dec. 31, 2021	903,786,158	96,082,700
Treasury Stock, Shares, Beginning Balance (in shares) at Dec. 31, 2021				16,201,618
Increase (Decrease) in Stockholders' Equity
Net income/(loss)					21,943		694	22,637
Share-based compensation			12,376					12,376
Capital injection from non-controlling interests							174	174
Foreign currency translation adjustment						3,127		3,127
Issuance of ordinary shares upon exercise of share-based awards			(1,588)	¥ 1,588
Issuance of ordinary shares upon exercise of share-based awards (in shares)	2,107,600			(2,107,600)
Acquisition of non-controlling interests of subsidiaries			1,388				(3,093)	(1,705)
Sale of subsidiaries' shares to non-controlling shareholders			(133)				1,643	1,510
Balance, end of the year at Dec. 31, 2022	¥ 628	¥ 66	2,061,491	¥ (12,010)	(1,706,209)	(5,860)	7,278	345,384
Balance, end of the year (in shares) at Dec. 31, 2022	905,893,758	96,082,700
Treasury Stock, Shares, Ending Balance (in shares) at Dec. 31, 2022				14,094,018
Increase (Decrease) in Stockholders' Equity
Net income/(loss)					(89,980)		733	(89,247)
Share-based compensation			4,672					4,672
Capital injection from non-controlling interests							255	255
Foreign currency translation adjustment						570		570
Issuance of ordinary shares upon exercise of share-based awards			(508)	¥ 508
Issuance of ordinary shares upon exercise of share-based awards (in shares)	674,082			(674,082)
Sale of subsidiaries' shares to non-controlling shareholders			(1,391)				1,617	226
Balance, end of the year at Dec. 31, 2023	¥ 628	¥ 66	2,064,264	¥ (11,502)	(1,796,189)	(5,290)	9,883	¥ 261,860
Balance, end of the year (in shares) at Dec. 31, 2023	906,567,840	96,082,700
Treasury Stock, Shares, Ending Balance (in shares) at Dec. 31, 2023				13,419,936				13,419,936
Increase (Decrease) in Stockholders' Equity
Net income/(loss)					(136,627)		(4,160)	¥ (140,787)
Share-based compensation			(178)					(178)
Foreign currency translation adjustment						368		368
Issuance of ordinary shares upon exercise of share-based awards			(8,619)	¥ 8,637				18
Issuance of ordinary shares upon exercise of share-based awards (in shares)	10,243,525			(10,243,525)
Acquisition of non-controlling interests of subsidiaries			5				(193)	(188)
Sale of subsidiaries' shares to non-controlling shareholders			1,891		558		(1,619)	830
Dividends paid to a non-controlling shareholder							(3,675)	(3,675)
Balance, end of the year at Dec. 31, 2024	¥ 628	¥ 66	¥ 2,057,363	¥ (2,865)	¥ (1,932,258)	¥ (4,922)	¥ 236	¥ 118,248
Balance, end of the year (in shares) at Dec. 31, 2024	916,811,365	96,082,700
Treasury Stock, Shares, Ending Balance (in shares) at Dec. 31, 2024				3,176,411				3,176,411